DAC, VOBA, DSI and DFEL	12 Months Ended
Dec. 31, 2022
DAC, VOBA, DSI and DFEL [Abstract]
DAC, VOBA, DSI and DFEL	7. DAC, VOBA, DSI and DFEL

The following table reconciles DAC, VOBA and DSI (in millions) to the Consolidated Balance Sheets:

	As of December 31,
	2022	2021
DAC, VOBA and DSI
Traditional Life	$1,383	$1,254
UL and Other	6,100	5,902
Variable Annuities	3,879	3,856
Fixed Annuities	479	495
Group Protection	141	140
Retirement Plan Services	253	249
Total DAC, VOBA and DSI	$12,235	$11,896

The following table reconciles DFEL (in millions) to the Consolidated Balance Sheets:

	As of December 31,
	2022	2021
DFEL
UL and Other	$4,766	$3,934
Variable Annuities	286	291
Total DFEL	$5,052	$4,225

The following tables summarize the changes in DAC (in millions):

	For the Year Ended December 31, 2022
						Retirement
	Traditional	UL and	Variable	Fixed	Group	Plan
	Life	Other	Annuities	Annuities	Protection	Services

Balance as of beginning-of-year	$1,195	$5,360	$3,717	$448	$140	$235
Deferrals	266	539	391	60	98	20
Amortization	(128)	(294)	(357)	(69)	(97)	(19)
Balance as of end-of-year	$1,333	$5,605	$3,751	$439	$141	$236

	For the Year Ended December 31, 2021
						Retirement
	Traditional	UL and	Variable	Fixed	Group	Plan
	Life	Other	Annuities	Annuities	Protection	Services

Balance as of beginning-of-year	$1,082	$5,425	$3,570	$479	$187	$232
Business acquired (sold) through
reinsurance	-	(294)	-	-	-	-
Deferrals	220	523	487	29	91	22
Amortization	(107)	(294)	(340)	(60)	(138)	(19)
Balance as of end-of-year	$1,195	$5,360	$3,717	$448	$140	$235

DAC amortization expense of $964 million, $958 million and $1.1 billion was recorded in commissions and other expenses on the Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022, 2021 and 2020, respectively.

The following tables summarize the changes in VOBA (in millions):

	For the Year Ended December 31, 2022
	Traditional	UL and	Fixed
	Life	Other	Annuities

Balance as of beginning-of-year	$59	$511	$20
Deferrals	-	2	-
Amortization	(9)	(48)	(3)
Balance as of end-of-year	$50	$465	$17

	For the Year Ended December 31, 2021
	Traditional	UL and	Fixed
	Life	Other	Annuities

Balance as of beginning-of-year	$67	$810	$23
Business acquired (sold) through
reinsurance	-	(234)	-
Deferrals	1	-	-
Amortization	(9)	(65)	(3)
Balance as of end-of-year	$59	$511	$20

VOBA amortization expense of $60 million, $77 million and $266 million was recorded in commissions and other expenses on the Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022, 2021 and 2020, respectively. No additions or write-offs were recorded for each respective year.

Estimated future amortization of VOBA (in millions), as of December 31, 2022, was as follows:

2023	$45
2024	41
2025	38
2026	35
2027	30

The following tables summarize the changes in DSI (in millions):

	For the Year Ended December 31, 2022
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services

Balance as of beginning-of-year	$31	$139	$27	$14
Deferrals	1	1	-	4
Amortization	(2)	(12)	(4)	(1)
Balance as of end-of-year	$30	$128	$23	$17

	For the Year Ended December 31, 2021
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services

Balance as of beginning-of-year	$35	$150	$30	$14
Deferrals	1	3	-	1
Amortization	(5)	(14)	(3)	(1)
Balance as of end-of-year	$31	$139	$27	$14

DSI amortization expense of $19 million, $23 million and $21 million was recorded in interest credited on the Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022, 2021 and 2020, respectively.

The following tables summarize the changes in DFEL (in millions):

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	UL and	Variable	UL and	Variable
	Other	Annuities	Other	Annuities

Balance as of beginning-of-year	$3,934	$291	$3,298	$293
Business acquired (sold) through
reinsurance	-	-	(161)	-
Deferrals	1,061	23	988	27
Amortization	(229)	(28)	(191)	(29)
Balance as of end-of-year	$4,766	$286	$3,934	$291

DFEL amortization of $257 million, $220 million and $815 million was recorded in fee income on the Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022, 2021 and 2020, respectively.